Basis of preparation Impact of change in accounting standard IFRS16 (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Disclosure of maturity analysis ofcommitments [text block]	6.0	5.1
Property, plant and equipment	€ 501.6	€ 493.9	€ 489.2
Other provisions	36.5	37.4	42.2
Retained earnings	1,058.0	886.6
Profit (loss) before tax	253.6	321.0	236.7
Depreciation, right-of-use assets	€ 27.6	€ 22.1	€ 16.6
Impact on Earnings per share	€ 1.13	€ 1.43	€ 1.02
Loans and borrowings	€ 2,113.7	€ 2,142.3
Current	35.1	36.1
Provisions	1.4	1.3
Trade and other payables	770.3	696.5
Deferred hedging gains transferred to the carrying value of inventory	€ 4.2	€ 55.2	€ 27.6